Shareholder Report, Holdings (Details)	Sep. 30, 2025
American High-Income Trust - Class A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class A | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class C | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class C | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class T | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class T | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class T | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class F-1 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class F-1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class F-2 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class F-2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class F-3 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class F-3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class 529-A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class 529-A | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class 529-A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class 529-A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class 529-A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class 529-C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class 529-C | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class 529-C | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class 529-C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class 529-E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class 529-E | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class 529-E | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class 529-E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class 529-E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class 529-T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class 529-T | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class 529-T | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class 529-T | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class 529-T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class 529-F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class 529-F-1 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class 529-F-1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class 529-F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust® Class 529-F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust® Class 529-F-2 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust® Class 529-F-2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust® Class 529-F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust® Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class 529-F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class 529-F-3 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class 529-F-3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class 529-F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class 529-F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class R-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class R-1 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class R-1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class R-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class R-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class R-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class R-2 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class R-2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class R-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class R-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class R-2E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class R-2E | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class R-2E | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class R-2E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class R-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class R-3 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class R-3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class R-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class R-4 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class R-4 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class R-4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class R-4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class R-5E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class R-5E | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class R-5E | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class R-5E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class R-5 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class R-5 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class R-5 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class R-5 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
American High-Income Trust - Class R-6 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.93%
American High-Income Trust - Class R-6 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
American High-Income Trust - Class R-6 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American High-Income Trust - Class R-6 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
American High-Income Trust - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]

[1]	Includes derivatives.